Share-Based Payment (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 27, 2023 $ / shares shares	Feb. 27, 2023 ₪ / shares shares	Jun. 21, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares
Share-Based Payment (Details) [Line Items]
Share options (in Shares)	128,238	128,238	1,781,085
Share options for share price | (per share)	$ 1.2	₪ 4.2
Fair value option grant				$ 2,826	₪ 10,378
Share options outstanding				4 years 1 month 2 days	4 years 1 month 2 days
Exercise price per share | ₪ / shares					₪ 67.48
Bottom of range [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)				$ 0.04	0.14
Top of Range [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)				$ 0.04	₪ 18.6
Share Option [Member]
Share-Based Payment (Details) [Line Items]
Share options (in Shares)				1,068,651	1,068,651